Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Schedule of Restricted Stock and Restricted Stock Units (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	1,177,359
Vested, number of shares	(257,605)
Granted, number of shares	760,481
Forfeited, number of shares	28
Number of shares outstanding, ending balance	1,680,207
Time-Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	241,689
Vested, number of shares	(107,054)
Forfeited, number of shares	28
Number of shares outstanding, ending balance	134,607
Weighted average grant date fair value, beginning of period	$ 16.74
Vested, weighted average grant date fair value	$ 16.96
Forfeited, weighted average grant date fair value	$ 17.72
Weighted average grant date fair value, ending of period	$ 16.56
Time-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	170,531
Vested, number of shares
Granted, number of shares	342,673
Forfeited, number of shares
Number of shares outstanding, ending balance	513,204
Weighted average grant date fair value, beginning of period	$ 18.87
Vested, weighted average grant date fair value
Granted, weighted average grant date fair value	$ 19.69
Forfeited, weighted average grant date fair value
Weighted average grant date fair value, ending of period	$ 19.42
Performance-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	765,139
Vested, number of shares	(145,246)
Granted, number of shares	412,503
Forfeited, number of shares
Number of shares outstanding, ending balance	1,032,396
Weighted average grant date fair value, beginning of period	$ 19.28
Vested, weighted average grant date fair value	$ 17.02
Granted, weighted average grant date fair value	$ 21.13
Forfeited, weighted average grant date fair value
Weighted average grant date fair value, ending of period	$ 20.34
Unrestricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, number of shares	(5,305)
Granted, number of shares	5,305
Vested, weighted average grant date fair value	$ 18.85
Granted, weighted average grant date fair value	$ 18.85